UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-179

Name of registrant as specified in charter: Central Securities Corporation

Address of principal executive offices:

630 Fifth Avenue

Suite 820

New York, New York 10111

Name and address of agent for service:

Central Securities Corporation, Wilmot H. Kidd, President

630 Fifth Avenue

Suite 820

New York, New York 10111

Registrant’s telephone number, including area code: 212-698-2020

Date of fiscal year end: December 31, 2017

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

CENTRAL SECURITIES CORPORATION

SEMI-ANNUAL REPORT

JUNE 30, 2017

CENTRAL SECURITIES CORPORATION

(Organized on October 1, 1929 as an investment company, registered as such with the Securities and Exchange Commission under the provisions of the Investment Company Act of 1940.)

25-YEAR HISTORICAL DATA

		Per Share of Common Stock
		Net asset value	Source of dividends and distributions			Total dividends and distributions		Unrealized appreciation of investments at end of period
Year	Total net assets		Ordinary income*	Long-term capital gains*
1991	$131,639,511	$11.87						$43,465,583
1992	165,599,864	14.33	$.20	$.66		$.86		70,586,429
1993	218,868,360	17.90	.18	1.42		1.60		111,304,454
1994	226,639,144	17.60	.22	1.39		1.61		109,278,788
1995	292,547,559	21.74	.33	1.60		1.93		162,016,798
1996	356,685,785	25.64	.28	1.37		1.65		214,721,981
1997	434,423,053	29.97	.34	2.08		2.42		273,760,444
1998	476,463,575	31.43	.29	1.65		1.94		301,750,135
1999	590,655,679	35.05	.26	2.34		2.60		394,282,360
2000	596,289,086	32.94	.32	4.03		4.35		363,263,634
2001	539,839,060	28.54	.22	1.58	**	1.80	**	304,887,640
2002	361,942,568	18.72	.14	1.11		1.25		119,501,484
2003	478,959,218	24.32	.11	1.29		1.40		229,388,141
2004	529,468,675	26.44	.11	1.21		1.32		271,710,179
2005	573,979,905	27.65	.28	1.72		2.00		302,381,671
2006	617,167,026	30.05	.58	1.64		2.22		351,924,627
2007	644,822,724	30.15	.52	1.88		2.40		356,551,394
2008	397,353,061	17.79	.36	2.10		2.46		94,752,477
2009	504,029,743	22.32	.33	.32		.65		197,256,447
2010	593,524,167	26.06	.46	.44		.90		281,081,168
2011	574,187,941	24.96	.43	.57		1.00		255,654,966
2012	569,465,087	24.53	.51	.43		.94		247,684,116
2013	648,261,868	26.78	.12	3.58		3.70		305,978,151
2014	649,760,644	26.18	.16	1.59		1.75		293,810,819
2015	582,870,527	23.53	.12	1.86		1.98		229,473,007
2016	674,683,352	27.12	.30	.68		.98		318,524,775
Six mos. to
June 30, 2017***	741,555,535	29.89	.03	.17		.20		376,343,103
Total dividends and distributions for the period***:			$7.20	$38.71		$45.91

*	Computed on the basis of the Corporation’s status as a “regulated investment company” for Federal income tax purposes. Dividends from ordinary income include short-term capital gains.
**	Includes non-taxable return of capital of $.55.
***	Unaudited.

The Common Stock is listed on the NYSE American exchange under the symbol CET. On June 30, 2017, the closing market price was $24.93 per share.

[ 2 ]

To the Stockholders of

Central Securities Corporation:

Financial statements for the six months ended June 30, 2017 reviewed by our independent registered public accounting firm and other pertinent information are submitted herewith.

Comparative net assets are as follows:

	June 30, 2017 (Unaudited)	December 31, 2016
Net assets	$741,555,535	$674,683,352
Net assets per share of Common Stock	$29.89	$27.12
Shares of Common Stock outstanding	24,810,631	24,881,665

Comparative operating results are as follows:

	Six months ended June 30,
	2017 (Unaudited)		2016 (Unaudited)
Net investment income	$3,696,314		$2,402,060
Per share of Common Stock	.15	*	.10	*
Net realized gain from investment transactions	11,964,994		7,029,473
Increase in net unrealized appreciation of investments	57,818,328		13,567,081
Increase in net assets resulting from operations	73,479,636		22,998,614

*	Based on the average number of shares of Common Stock outstanding during the period.

A distribution of $.20 per share of Common Stock was paid on June 27, 2017 to stockholders of record as of June 13, 2017. Stockholders will be sent a notice concerning the taxability of all 2017 distributions in early 2018.

During the first six months of 2017, the Corporation purchased 74,034 shares of its Common Stock at an average price of $23.18 per share. The Corporation may from time to time purchase its Common Stock in such amounts and at such prices as the Board of Directors deems advisable in the best interests of stockholders. Purchases may be made in the open market or in private transactions directly with stockholders.

As we recently announced, the Board of Directors has elected my son, Wilmot H. Kidd IV, as a new director of the Corporation. His election is part of the Board of Directors’ long-term succession planning and it is not anticipated that he will be a manager of the Corporation in the future.

Stockholders’ inquiries are welcome.

Central Securities Corporation

Wilmot H. Kidd, President

630 Fifth Avenue
New York, NY 10111
July 26, 2017

[ 3 ]

PRINCIPAL PORTFOLIO CHANGES

April 1 to June 30, 2017
(Unaudited)
(Common Stock unless specified otherwise)

	Number of Shares
	Purchased	Sold	Held June 30, 2017
AIA Group Ltd. ADR		12,000	—
Coherent, Inc.		10,000	360,000
Hess Corporation	230,000		230,000
John Wiley & Sons Inc. Class A		200,000	—
Kennedy-Wilson Holdings, Inc.	7,700		110,000
Kinsale Capital Group, Inc.	100,000		100,000
Sonus Networks, Inc.	190,000		940,000

TEN LARGEST INVESTMENTS

June 30, 2017
(Unaudited)

	Cost	Value	Percent of Net Assets	Year First Acquired
	(millions)
The Plymouth Rock Company, Inc.	$0.7	$132.2	17.8%	1982
Coherent, Inc.	8.9	81.0	10.9	2007
Analog Devices, Inc.	6.2	35.0	4.7	1987
Intel Corporation	8.4	29.7	4.0	1986
Motorola Solutions, Inc.	14.1	26.0	3.5	2000
Capital One Financial Corporation	16.9	24.0	3.2	2013
Medtronic plc	18.4	22.2	3.0	2009
The Bank of New York Mellon Corporation	8.4	20.4	2.8	1993
Rayonier Inc.	21.1	20.1	2.7	2014
Citigroup Inc.	14.6	20.1	2.7	2013

[ 4 ]

DIVERSIFICATION OF INVESTMENTS

June 30, 2017
(Unaudited)

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2017	December 31, 2016 (a)
Common Stocks:
Insurance	4	$18,111,034	$155,447,800	21.0%	21.3%
Technology Hardware
and Equipment	4	38,529,951	126,080,300	17.0	14.2
Diversified Financial	6	53,106,931	76,602,400	10.3	10.6
Semiconductor	2	14,576,768	64,701,200	8.7	9.6
Banks	3	34,542,346	50,534,200	6.8	7.7
Health Care	3	34,435,012	46,250,150	6.2	5.6
Diversified Industrial	3	10,133,824	38,228,670	5.2	5.7
Media	3	19,784,869	23,626,000	3.2	4.8
Energy	3	23,162,241	23,468,750	3.2	2.4
Real Estate	2	23,429,006	22,234,500	3.0	2.8
Retailing	2	10,493,020	21,971,000	3.0	2.6
Other	6	34,874,765	42,377,900	5.7	5.6
Short-Term Investments	2	44,981,369	44,981,369	6.1	6.7

(a)	Certain amounts from December 2016 have been adjusted to conform to June 2017 presentation.
[ 5 ]

STATEMENT OF INVESTMENTS

June 30, 2017
(Unaudited)

COMMON STOCKS 93.2%

Shares		Value
	Banks 6.8%
300,000	Citigroup Inc.	$20,064,000
200,000	JPMorgan Chase & Co.	18,280,000
220,000	Wells Fargo & Company	12,190,200
		50,534,200
	Commercial & Professional Services 1.5%
700,000	Heritage-Crystal Clean, Inc. (a)	11,130,000

	Consumer Durables 1.2%
700,000	TRI Pointe Group, Inc. (a)	9,233,000

	Consumer Services 0.5%
30,000	Wynn Resorts Ltd.	4,023,600

	Diversified Financial 10.3%
150,000	American Express Company	12,636,000
400,000	The Bank of New York Mellon Corporation	20,408,000
10	Berkshire Hathaway Inc. Class A (a)	2,547,000
290,000	Capital One Financial Corporation	23,959,800
210,000	The Charles Schwab Corporation	9,021,600
200,000	Encore Capital Group, Inc. (a)	8,030,000
		76,602,400
	Diversified Industrial 5.2%
405,000	Brady Corporation Class A	13,729,500
307,000	General Electric Company	8,292,070
70,000	Roper Technologies, Inc.	16,207,100
		38,228,670
	Energy 3.2%
230,000	Hess Corporation	10,090,100
230,000	Murphy Oil Corporation	5,894,900
125,000	Occidental Petroleum Corporation	7,483,750
		23,468,750
	Health Care 6.2%
85,000	Johnson & Johnson	11,244,650
250,000	Medtronic plc	22,187,500
200,000	Merck & Co., Inc.	12,818,000
		46,250,150

[ 6 ]

Shares		Value
	Insurance 21.0%
21,000	Alleghany Corporation (a)	$12,490,800
100,000	Kinsale Capital Group, Inc.	3,731,000
28,424	The Plymouth Rock Company, Inc. Class A (b)(c)	132,171,600
160,000	Progressive Corporation	7,054,400
		155,447,800
	Media 3.2%
18,000	Cable One, Inc.	12,796,200
210,000	Liberty Global plc Class C (a)	6,547,800
200,000	Liberty Global plc LiLAC Class C (a)	4,282,000
		23,626,000
	Metals and Mining 0.2%
150,000	Freeport-McMoRan Inc. (a)	1,801,500

	Real Estate 3.0%
110,000	Kennedy-Wilson Holdings, Inc.	2,095,500
700,000	Rayonier Inc.	20,139,000
		22,234,500
	Retailing 3.0%
13,000	Amazon.com, Inc. (a)	12,584,000
100,000	Tiffany & Co.	9,387,000
		21,971,000
	Semiconductor 8.7%
450,000	Analog Devices, Inc.	35,010,000
880,000	Intel Corporation	29,691,200
		64,701,200
	Software and Services 2.2%
10,000	Alphabet Inc. Class A (a)	9,296,800
100,000	Microsoft Corporation	6,893,000
		16,189,800
	Technology Hardware and Equipment 17.0%
360,000	Coherent, Inc. (a)	80,996,400
310,000	Keysight Technologies, Inc. (a)	12,068,300
300,000	Motorola Solutions, Inc.	26,022,000
940,000	Sonus Networks, Inc. (a)	6,993,600
		126,080,300
	Total Common Stocks (cost $315,179,767)	691,522,870

[ 7 ]

SHORT-TERM INVESTMENTS 6.1%

Principal		Value
	U.S. Treasury Bills 6.1%
$45,000,000	U.S. Treasury Bills 0.86% - 0.89%, due 7/13/17 – 7/27/17 (d)
	(cost $44,981,369)	$44,981,369
	Total Investments (cost $360,161,136) (e) (99.3%)	736,504,239
	Cash, receivables and other assets less liabilities (0.7%)	5,051,296
	Net Assets (100%)	$741,555,535

(a)	Non-dividend paying.
(b)	Affiliate as defined in the Investment Company Act of 1940 – see Note 5.
(c)	Valued based on Level 3 inputs – see Note 2.
(d)	Valued based on Level 2 inputs – see Note 2.
(e)	Aggregate cost for Federal tax purposes is substantially the same.

See accompanying notes to financial statements.

[ 8 ]

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017
(Unaudited)

Assets:
Investments:
General portfolio securities at market value
(cost $314,469,167)	$559,351,270
Securities of affiliated companies (cost $710,600)
(Notes 5 and 6)	132,171,600
Short-term investments (cost $44,981,369)	44,981,369	$736,504,239
Cash, receivables and other assets:
Cash	5,541,144
Dividends receivable	472,380
Office equipment and leasehold improvements, net	8,604
Other assets	74,367	6,096,495
Total Assets		742,600,734
Liabilities:
Payable for securities purchased	422,016
Accrued expenses and other liabilities	623,183
Total Liabilities		1,045,199
Net Assets		$741,555,535
Net Assets are represented by:
Common Stock $1 par value: authorized 40,000,000 shares;
issued 24,884,665 (Notes 3 and 8)		$24,884,665
Surplus:
Paid-in	$328,333,517
Undistributed net realized gain from
investment transactions	10,376,444
Undistributed net investment income	3,334,084	342,044,045
Net unrealized appreciation of investments		376,343,103
Treasury stock, at cost (74,034 shares of
Common Stock) (Note 3)		(1,716,278)
Net Assets		$741,555,535
Net Asset Value Per Common Share
(24,810,631 shares outstanding)		$29.89

See accompanying notes to financial statements.

[ 9 ]

STATEMENT OF OPERATIONS

For the six months ended June 30, 2017
(Unaudited)

Investment Income
Income:
Dividends from unaffiliated companies	$4,116,095
Dividends from affiliated companies (Note 5)	2,225,883
Interest	145,999	$6,487,977
Expenses:
Investment research	1,252,515
Administration and operations	814,161
Occupancy and office operating expenses	243,685
Directors’ fees	147,701
Software and information services	74,046
Legal, auditing and tax preparation fees	60,243
Stockholder communications and meetings	51,000
Franchise and miscellaneous taxes	46,028
Travel and related expenses	31,784
Transfer agent, registrar and custodian fees and expenses	27,491
Miscellaneous	43,009	2,791,663
Net investment income		3,696,314

Net Realized and Unrealized Gain (loss) On Investments
Net realized gain from investment transactions	11,964,994
Increase in net unrealized appreciation of investments	57,818,328
Net gain on investments		69,783,322
Increase in Net Assets Resulting from Operations		$73,479,636

See accompanying notes to financial statements.

[ 10 ]

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2017
and the year ended December 31, 2016

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
From Operations:
Net investment income	$3,696,314	$4,581,232
Net realized gain from investment transactions	11,964,994	19,002,173
Increase in net unrealized appreciation of investments	57,818,328	89,051,768
Increase in net assets resulting
from operations	73,479,636	112,635,173
Distributions to Stockholders From:
Net investment income	(744,319)	(4,904,353)
Net realized gain from investment transactions	(4,217,807)	(19,107,993)
Decrease in net assets from distributions	(4,962,126)	(24,012,346)
From Capital Share Transactions: (Notes 3 and 8)
Distribution to stockholders reinvested in Common Stock	—	8,040,340
Issuance of shares of Common Stock to directors and employees	70,951	234,297
Cost of treasury stock purchased	(1,716,278)	(5,084,639)
Increase (decrease) in net assets from capital
share transactions	(1,645,327)	3,189,998
Total increase in net assets	66,872,183	91,812,825
Net Assets:
Beginning of period	674,683,352	582,870,527
End of period (including undistributed net investment income
of $3,334,084 and $382,089, respectively)	$741,555,535	$674,683,352

See accompanying notes to financial statements.

[ 11 ]

STATEMENT OF CASH FLOWS

For the six months ended June 30, 2017
(Unaudited)

Cash Flows from Operating Activities:
Increase in net assets from operations		$73,479,636
Adjustments to increase in net assets
from operations:
Purchases of securities	$(24,330,767)
Proceeds from securities sold	29,250,080
Net decrease in short-term investments	5,587
Net realized gain from investment transactions	(11,964,994)
Increase in net unrealized appreciation of investments	(57,818,328)
Depreciation and amortization	3,642
Non-cash stock compensation	70,951
Changes in operating assets and liabilities:
Decrease in dividends receivable	132,120
Increase in office equipment and leasehold improvements	(707)
Increase in other assets	(7,509)
Increase in payable for securities purchased	422,016
Increase in accrued expenses and reserves	473,182
Total adjustments		(63,764,727)
Cash provided by operating activities		9,714,909

Cash Flows from Financing Activities:
Dividends and distributions paid	(4,962,126)
Treasury stock purchased	(1,716,278)
Cash used in financing activities		(6,678,404)
Net increase in cash		3,036,505
Cash at beginning of period		2,504,639
Cash at end of period		$5,541,144

Supplemental Disclosure of Cash Flow Information:
Non-cash financing activities not included herein consist of:
Issuance of shares of Common Stock to directors		$70,951

See accompanying notes to financial statements.

[ 12 ]

NOTES TO FINANCIAL STATEMENTS — (Unaudited)

1. Significant Accounting Policies — Central Securities Corporation (the “Corporation”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Security Valuation — Marketable common stocks are valued at the last or closing sale price or, if unavailable, at the closing bid price. Short-term investments are valued at amortized cost, which approximates fair value. Securities for which no ready market exists are valued at estimated fair value pursuant to procedures adopted by the Board of Directors. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

Federal Income Taxes — It is the Corporation’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net capital gains to its stockholders. Management has analyzed positions taken on the Corporation’s tax returns and has determined that no provision for income taxes is required in the accompanying financial statements.

Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported. Actual results may differ from those estimates.

Other — Security transactions are accounted for as of the trade date, and cost of securities sold is determined by specific identification. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

2. Fair Value Measurements — The Corporation’s investments are categorized below in three broad hierarchical levels based on market price observability as follows:

•	Level 1 — Quoted prices in active markets for identical investments;
•	Level 2 — Other significant observable inputs obtained from independent sources, for example, quoted prices in active markets for similar investments;
•	Level 3 — Significant unobservable inputs including the Corporation’s own assumptions based upon the best information available. The Corporation’s only Level 3 investment is The Plymouth Rock Company, Inc. Class A Common Stock (“Plymouth Rock”).

The designated Level for a security is not necessarily an indication of the risk associated with investing in that security.

[ 13 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

The Corporation’s investments as of June 30, 2017 are classified as follows:

	Level 1	Level 2	Level 3	Total Value
Common stocks	$559,351,270	—	$132,171,600	$691,522,870
Short-term investments	—	$44,981,369	—	44,981,369
Total	$559,351,270	$44,981,369	$132,171,600	$736,504,239

The following is a reconciliation of the change in the value of Level 3 investments:

Balance as of December 31, 2016	$125,065,600
Change in net unrealized appreciation of
investments included in increase in
net assets resulting from operations	7,106,000
Balance as of June 30, 2017	$132,171,600

Unrealized appreciation of Level 3 investments held at June 30, 2017 increased by $7,106,000 during the six months ended June 30, 2017, which is included in the above table.

In valuing the Plymouth Rock Level 3 investment as of June 30, 2017, management used a number of significant unobservable inputs to develop a range of possible values for the investment. It used a comparable company approach that utilized the following valuation multiples from selected publicly traded companies: price-to-book value (range: 0.7–2.8); price-to-earnings (range: 11.7–35.1); and price-to-revenue (range: 0.6–1.4). Management also used a discounted cash flow model based on a forecasted return on equity ranging from 7%–8% and a weighted average cost of capital of 10%. An independent valuation of Plymouth Rock’s shares was also considered. The value obtained from weighting the three approaches described above (with greater weight given to the comparable company approach) was then discounted for lack of marketability by 20% and 40%, a range management believes market participants would apply. The resulting range of values, together with the underlying support, other information about Plymouth Rock’s financial condition and results of operations, its corporate governance, the insurance industry outlook, and transacted values in Plymouth Rock’s shares were considered. These values as multiples of Plymouth Rock’s book value were also considered. Based upon all of the above information, the Corporation’s directors selected the value for the investment, which implied a discount for lack of marketability in the higher end of the above range.

Significant increases (decreases) in the price-to-book value multiple, price-to-earnings multiple, price-to-revenue multiple and return on equity rate in isolation would result in a higher (lower) range of fair value measurements. Significant increases (decreases) in the discount for lack of marketability or weighted average cost of capital in isolation would result in a lower (higher) range of fair value measurements.

[ 14 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

3. Common Stock — During the six months ended June 30, 2017, the Corporation purchased 74,034 shares of its Common Stock at an average price of $23.18 per share representing an average discount from net asset value of 18.7%. The Corporation may from time to time purchase its Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of the stockholders. Purchases will only be made at less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders. Shares so acquired may be held as treasury stock available for stock distributions, or may be retired.

4. Investment Transactions — The aggregate cost of securities purchased and the aggregate proceeds of securities sold during the six months ended June 30, 2017, excluding short-term investments, were $24,330,767 and $29,250,080, respectively.

As of June 30, 2017, based on cost for Federal income tax purposes, the aggregate gross unrealized appreciation and depreciation for all securities were $392,489,336 and $16,146,233, respectively.

5. Affiliated Companies — Plymouth Rock is an affiliated company as defined in the Investment Company Act of 1940 due to the Corporation’s ownership of more than 5% of Plymouth Rock’s outstanding voting securities. During the six months ended June 30, 2017, the Corporation received dividends of $2,225,883 from Plymouth Rock. The President of the Corporation is a director of Plymouth Rock.

6. Restricted Securities — The Corporation may from time to time invest in securities the resale of which is restricted. On June 30, 2017, the Corporation’s restricted securities consisted of 28,424 shares of Plymouth Rock that were acquired on December 15, 1982 at a cost of $710,600. These securities had a value of $132,171,600 at June 30, 2017, which was equal to 17.8% of the Corporation’s net assets. The Corporation does not have the right to demand registration of this security.

7. Bank Line of Credit — The Corporation has entered into a $25 million uncommitted, secured revolving line of credit with UMB Bank, n.a. (“UMB”), the Corporation’s custodian. All borrowings are payable on demand of UMB. Interest on any borrowings is payable monthly at a rate based on the federal funds rate, subject to a minimum annual rate of 2.50%. No borrowings were made during the six months ended June 30, 2017.

8. Compensation and Benefit Plans — The aggregate compensation expense for all officers during the six months ended June 30, 2017 was $1,661,761, of which $1,285,000 was paid during the period.

Officers and other employees participate in a 401(k) and profit sharing plan. The Corporation has agreed to contribute 3% of each participant’s qualifying compensation to the plan, which is immediately vested. Contributions in excess of 3% may be made at the discretion of the Board of Directors and vest after three years of service. During the six months ended June 30, 2017, the Corporation accrued $117,829 related to the plan.

[ 15 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

The Corporation maintains an incentive compensation plan (the “2012 Plan”) which permits the grant of awards of unrestricted stock, restricted stock, restricted stock units and cash to full-time employees and non-employee directors of the Corporation. The 2012 Plan provides for the issuance of up to 1,000,000 shares of the Corporation’s Common Stock over the ten-year life of the 2012 Plan, of which 951,213 remain available for future grants at June 30, 2017. The 2012 Plan limits the amount of shares that can be awarded to any one person in total or within a certain time period. Any award made under the 2012 Plan may be subject to performance conditions. The 2012 Plan is administered by the Corporation’s Compensation and Nominating Committee.

Pursuant to the terms of the 2012 Plan, each non-employee director is awarded 500 shares of vested unrestricted Common Stock at his initial election to the Board of Directors or at his continuation of service as a director after the Corporation’s annual meeting. During the six months ended June 30, 2017, non-employee directors were granted a total of 3,000 shares of Common Stock valued at $23.6504 per share, which was the average of the high and low prices of the Corporation’s Common Stock on the grant date. The aggregate share value of $70,951 plus cash payments of $76,750 made to all non-employee directors are included in Directors’ Fees expense in the accompanying Statement of Operations.

During the six months ended June 30, 2017, no other awards were granted under the 2012 Plan.

9. Operating Lease Commitment — The Corporation has an operating lease for office space that expires at June 30, 2019. Future minimum rental commitments under the lease at June 30, 2017 aggregate $749,768 as follows: $187,442 in 2017, $374,884 in 2018 and $187,442 in 2019. The lease agreement contains escalation clauses relating to operating costs and real property taxes. The landlord may terminate the lease with one-year’s notice, in which case the Corporation’s rental commitment would end as of the termination date.

[ 16 ]

FINANCIAL HIGHLIGHTS

The following table shows per share operating performance data, total returns, ratios and supplemental data for the six months ended June 30, 2017 and each year in the five-year period ended December 31, 2016. This information has been derived from information contained in the financial statements and market price data for the Corporation’s shares.

The Corporation’s total returns reflect changes in market price or net asset value, as applicable, and assume reinvestment of all distributions. Distributions that are payable only in cash are assumed to be reinvested at the market price or net asset value, as applicable, on the payable date of the distribution. Cash distributions payable in subsequent years are assumed to be reinvested at the year-end market price or net asset value as applicable. Distributions that may be taken in shares are assumed to be reinvested at the price designated by the Corporation.

	Six Months Ended June 30, 2017 (Unaudited)		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$27.12		$23.53	$26.18	$26.78	$24.53	$24.96
Net investment income*	.15		.19	.14	.13	.10	.53
Net realized and unrealized gain (loss)
on investments*	2.80		4.41	(.83)	1.12	6.13	.03
Total from investment
operations	2.95		4.60	(.69)	1.25	6.23	.56
Less:
Dividends from net investment
income	.03		.20	.12	.14	.12	.51
Distributions from capital gains	.17		.78	1.86	1.61	3.58	.43
Total distributions	.20		.98	1.98	1.75	3.70	.94
Net change from capital share
transactions	.02		(.03)	.02	(.10)	(.28)	(.05)
Net asset value, end of period	$29.89		$27.12	$23.53	$26.18	$26.78	$24.53
Per share market value,
end of period	$24.93		$21.79	$19.02	$21.97	$21.72	$19.98
Total investment return,
market (%)	15.33		19.97	(4.71)	9.52	28.40	1.25
Total investment return, NAV (%)	10.95		20.44	(1.23)	5.35	28.36	2.70
Ratios/Supplemental Data:
Net assets, end of period (000)	$741,556		$674,683	$582,871	$649,761	$648,262	$569,465
Ratio of expenses to average net
assets (%)	.78	†	.88	.72	.67	.77	.79
Ratio of net investment income to
average net assets (%)	.72	†	.75	.56	.47	.38	2.14
Portfolio turnover rate (%)	3.65		9.48	25.48	13.07	16.72	3.55

*	Based on the average number of shares outstanding during the period.
†	Annualized, not necessarily indicative of full year ratio.

See accompanying notes to financial statements.

[ 17 ]

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholders
Central Securities Corporation

We have reviewed the accompanying statement of assets and liabilities, including the statement of investments, of Central Securities Corporation as of June 30, 2017, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended June 30, 2017. These interim financial statements and financial highlights are the responsibility of Central Securities Corporation’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended December 31, 2016 and financial highlights for each of the years in the five-year period ended December 31, 2016, and in our report, dated January 27, 2017, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

KPMG LLP

New York, NY
July 27, 2017

[ 18 ]

OTHER STOCKHOLDER INFORMATION

Direct Registration

The Corporation utilizes direct registration, a system that allows for book-entry ownership and the electronic transfer of the Corporation’s shares. Stockholders may find direct registration a convenient way of managing their investment. Stockholders wishing certificates may request them.

A pamphlet which describes the features and benefits of direct registration, including the ability of shareholders to deposit certificates with our transfer agent, can be obtained by calling Computershare Trust Company at 1-800-756-8200, calling the Corporation at 1-866-593-2507 or visiting our website: www.centralsecurities.com under Contact Us.

Proxy Voting Policies and Procedures

The policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities and the Corporation’s proxy voting record for the twelve-month period ended June 30, 2017 are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-866-593-2507), (2) on the Corporation’s website at www.centralsecurities.com and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Portfolio Information

The Corporation files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Corporation’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual Meeting of Stockholders

The annual meeting of stockholders of the Corporation was held on March 15, 2017. At the meeting, all of the directors of the Corporation were reelected by the following vote of the holders of the Common Stock:

	In Favor	Withheld
L. Price Blackford	22,388,688	446,754
Simms C. Browning	22,322,697	512,745
Donald G. Calder	22,330,387	505,055
David C. Colander	22,370,986	464,456
Jay R. Inglis	22,284,499	550,943
Wilmot H. Kidd	22,338,023	497,419
C. Carter Walker, Jr.	22,305,660	529,782

A proposal to ratify the selection of KPMG LLP as independent auditors of the Corporation for the year 2017 was approved with 22,500,178 votes for, 262,512 votes against and 72,752 shares abstaining.

A proposal recommending the reapproval of the Central Securities Corporation 2012 Incentive Compensation Plan was approved with 15,900,601 votes for, 454,269 votes against and 145,084 shares abstaining.

[ 19 ]

BOARD OF DIRECTORS

Wilmot H. Kidd, Chairman
L. Price Blackford, Lead Independent Director
Simms C. Browning
Donald G. Calder
David C. Colander
Jay R. Inglis
Wilmot H. Kidd IV
C. Carter Walker, Jr.

OFFICERS

Wilmot H. Kidd, President
John C. Hill, Vice President
Marlene A. Krumholz, Vice President and Secretary
Andrew J. O’Neill, Vice President
Lawrence P. Vogel, Vice President and Treasurer

OFFICE

630 Fifth Avenue
New York, NY 10111
212-698-2020
866-593-2507 (toll-free)
www.centralsecurities.com

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.
P.O. Box 30170, College Station, TX 77842-3170
800-756-8200
www.computershare.com

CUSTODIAN

UMB Bank, n.a.
Kansas City, MO

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
New York, NY

[ 20 ]

Item 2. Code of Ethics. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Experts. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 6. Investments.

(a) Schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclose Proxy Voting Policies and Procedures for Closed-End Management Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (January 1 through January 31)	19,700	$22.25	NA	NA
Month #2 (February 1 through February 28)	22,799	$23.17	NA	NA
Month #3 (March 1 through March 31)	15,648	$23.60	NA	NA
Month #4 (April 1 through April 30)	15,887	$23.95	NA	NA
Month #5 (May 1 through May 31)	-0-	NA	NA	NA
Month #6 (June 1 through June 30)	-0-	NA	NA	NA
Total	74,034	$23.18	NA	NA

Item 10. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since such procedures were last described in the Corporation’s proxy statement dated February 7, 2017.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of Central Securities Corporation (the “Corporation”) have concluded that the Corporation’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the Corporation’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Corporation’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(b) Certifications of the principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Central Securities Corporation

By: /s/ Wilmot H. Kidd

Wilmot H. Kidd

President

August 11, 2017

Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capabilities and on the dates indicated.

By: /s/ Wilmot H. Kidd

Wilmot H. Kidd

President

August 11, 2017

Date

By: /s/ Lawrence P. Vogel

Lawrence P. Vogel

Vice President and Treasurer

August 11, 2017

Date